UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2002
                                                 ------------------

Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:             Calvert Investment Counsel
                  -----------------------------
Address:          206 Village Square/Cross Keys
                  -----------------------------
                  Baltimore, Maryland  21210
                  -----------------------------

Form 13F File Number:   028-06266
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    E. Kingdon Hurlock, Jr., CFA
         -----------------------------
Title:   Principal
         -----------------------------
Phone:   410-435-3270
         -----------------------------

Signature, Place, and Date of Signing:

     /s/ E. Kingdon Hurlock          Baltimore, MD                  10/18/2002
    ----------------------------    ----------------------------   -----------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


NONE

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:
                                                 -------------

Form 13F Information Table Entry Total:
                                                 -------------

Form 13F Information Table Value Total:          $
                                                 -------------
                                                   (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE



                                                     Form 13F INFORMATION TABLE
                                                                       --INVESTMENT DISCRETION--         --VOTING POWER--
    ITEM 1            ITEM 2      ITEM 3         ITEM 4        ITEM 5                   SHARED
                                               MARKET VALUE  SHARES /      SOLE SHARED  OTHER            SOLE   SHARED    NONE
                                               ------------  --------      ---- -----   -----            ----   ------    ----
NAME OF ISSUER    TITLE OF CLASS   CUSIP          (x$1000)   PAR VALUE     (A)   (B)     (C)   MANAGER   (A)     (B)       (C)
--------------    --------------  ------       ------------  --------      ---  -----   -----  -------   ----   ------    ----



Abbott Labs             COM       002824100        695,688      17,220      X                                             17,220

Abbott Labs             COM       002824100          8,080         200                    X                                  200

Abbott Labs             COM       002824100      1,080,700      26,750      X                                             26,750

ADC Telecom             COM       000886101         99,360      86,400      X                                             86,400

Automatic Data          COM       053015103        530,034      15,244      X                                             15,244
Processing

Automatic Data          COM       053015103         15,647         450                    X                                  450
Processing

Automatic Data          COM       053015103         27,816         800      X                                                800
Processing

American Intl. Group    COM       026874107        194,459       3,555      X                                              3,555

American Intl. Group    COM       026874107         37,415         684                    X                                  684

American Intl. Group    COM       026874107        674,396      12,329      X                                             12,329

American Intl. Group    COM       026874107         42,338         774                    X                                  774

American Intl. Group    COM       026874107        555,697      10,159      X                                             10,159

AOL Time Warner         COM       00184A105         49,140       4,200      X                                              4,200

AOL Time Warner         COM       00184A105         22,230       1,900                    X                                1,900

AOL Time Warner         COM       00184A105        145,665      12,450      X                                             12,450

AOL Time Warner         COM       00184A105          3,510         300                    X                                  300

AOL Time Warner         COM       00184A105        563,940      48,200      X                                             48,200

Apollo Group            COM       037604105        708,126      16,305      X                                             16,305

American Express Co.    COM       025816109      2,585,602      82,925      X                                             82,925

Bank of New York        COM       064057102      2,522,654      87,775      X                                             87,775
                                                 ---------
                                                 6,457,794









BP Amoco PLC            COM       055622104        226,393       5,674      X                                              5,674

Citigroup Inc.          COM       172967101        512,856      17,297      X                                             17,297

Citigroup Inc.          COM       172967101         72,494       2,445                    X                                2,445

Citigroup Inc.          COM       172967101        135,412       4,567      X                                              4,567

Citigroup Inc.          COM       172967101          7,264         245                    X                                  245

Citigroup Inc.          COM       172967101      1,016,639      34,288      X                                             34,288

Citigroup Inc.          COM       172967101        32,200        1,086                    X                                1,086

Citigroup Inc.          COM       172967101        66,653        2,248      X                                              2,248

Cardinal Health Inc.    COM       14149Y108        108,850       1,750      X                                              1,750

Cardinal Health Inc.    COM       14149Y108         31,100         500                    X                                  500

Cardinal Health Inc.    COM       14149Y108      1,318,951      21,205      X                                             21,205

Cardinal Health Inc.    COM       14149Y108          9,330         150                    X                                  150

Cardinal Health Inc.    COM       14149Y108        143,060       2,300      X                                              2,300

Cardinal Health Inc.    COM       14149Y108         23,435         425                    X                                  425

Cardinal Health Inc.    COM       14149Y108        758,840      12,200      X                                             12,200

Carnival Corp. C1 A     COM       143658102        384,658      15,325      X                                             15,325

Clear Channel Comm.     COM       184502102      1,595,338      45,909      X                                             45,909

Cendant Corp.           COM       151313103      1,054,362      97,989      X                                             97,989

Constellation Energy    COM       210371100        284,093      11,460      X                                             11,460
Group

Colgate Palmolive       COM       194162103        296,725       5,500      X                                              5,500

                                                ----------
                                                 8,081,652






Conseco, Inc.           COM       208464107          1,258      16,559      X                                             16,559

Capital One Finl        COM       14040H105        468,801      13,425      X                                             13,425

Capital One Finl        COM       14040H105          8,730         250                    X                                  250

Capital One Finl        COM       14040H105        849,429      24,325      X                                             24,325

Capital One Finl        COM       14040H105         61,110       1,750                    X                                1,750

Costco Wholesale        COM       22160K105         37,226       1,150                    X                                1,150

Costco Wholesale        COM       22160K105        334,220      10,325      X                                             10,325

Costco Wholesale        COM       22160K105          4,856         150                    X                                  150

Costco Wholesale        COM       22160K105        242,775       7,500      X                                              7,500

Computer Sciences       COM       205363104        393,979      14,177      X                                             14,177

Cisco Systems           COM       17275R102      2,460,002     234,733      X                                            234,733

Cisco Systems           COM       17275R102          4,716         450                    X                                  450

Cisco Systems           COM       17275R102      1,086,147     103,640      X                                            103,640

Cisco Systems           COM       17275R102         28,086       2,680                    X                                2,680

Cisco Systems           COM       17275R102      1,787,783     170,590      X                                            170,590

CVS Corp                COM       126650100        462,638      18,250      X                                             18,250

ChevronTexaco Corp      COM       166764100      1,412,908      20,403      X                                             20,403

DuPont E 1              COM       263534109        257,612       7,142      X                                              7,142

DuPont E 1              COM       263534109          7,214         200                    X                                  200

DuPont E 1              COM       263534109         64,926       1,800      X                                              1,800
                                                ----------
                                                 9,974,415




Walt Disney Co.         COM       254687106        427,190      28,216      X                                             28,216

Diamond Offshore        COM       25271C102        397,005      19,900      X                                             19,900

Darden Restaurants      COM       237194105      2,085,852      86,050      X                                             86,050

Duke Energy Corp.       COM       264399106        645,912      33,039      X                                             33,039

Duke Energy Corp.       COM       264399106         25,415       1,300                    X                                1,300

Duke Energy Corp.       COM       264399106         13,685         700      X                                                700

Duke Energy Corp.       COM       264399106          9,775         500                    X                                  500

Electronic Data
Systems                 COM       285661104        200,124      14,315      X                                             14,315

Equity Office           COM       294741103        215,597       8,350      X                                              8,350
Properties Tr. REIT

El Paso Corporation     COM       28336L109        153,615      18,575      X                                             18,575

El Paso Corporation     COM       28336L109          7,030         850                    X                                  850

El Paso Corporation     COM       28336L109        170,279      20,590      X                                             20,590

Ericsson Tel ADR        COM       294821400         26,091      72,474      X                                             72,474

Flextronics Intl        COM       Y2573F102         39,043       5,600      X                                              5,600

Flextronics Intl        COM       Y2573F102         15,687       2,250                    X                                2,250

Flextronics Intl        COM       Y2573F102         37,300       5,350      X                                              5,350

General Electric        COM       369604103      3,069,467     124,522      X                                            124,522

General Electric        COM       369604103         56,695       2,300                    X                                2,300

General Electric        COM       369604103         59,160       2,400      X                                              2,400

General Electric        COM       369604103         12,325         500                    X                                  500
                                                ----------
                                                 7,667,248




General Electric        COM       369604103      4,244,114     172,175      X                                            172,175

Health Care             COM       42191510         612,332      14,374      X                                             14,374
Properties

Home Depot, Inc.        COM       437076102        107,271       4,110      X                                              4,110

Home Depot, Inc.        COM       437076102         20,880         800                    X                                  800

Home Depot, Inc.        COM       437076102         85,086       3,260      X                                              3,260

Intl Business Machns    COM       459200101         77,261       1,325      X                                              1,325

Intl Business Machns    COM       459200101         21,866         375                    X                                  375

Intl Business Machns    COM       459200101          8,747         150      X                                                150

Intl Business Machns    COM       459200101         14,578         250                    X                                  250

Intl Business Machns    COM       459200101        276,100       6,450      X                                              6,450

Intel Corp.             COM       458140100        459,759      33,100      X                                             33,100

Intel Corp.             COM       458140100         12,779         920                    X                                  920

Intel Corp.             COM       458140100        770,548      55,475      X                                             55,475

Jabil Circuit           COM       466313103        167,753      11,350      X                                             11,350

Johnson & Johnson       COM       478160104        542,314      10,028      X                                             10,028

Johnson & Johnson       COM       478160104         81,120       1,500                    X                                1,500

Johnson & Johnson       COM       478160104         43,264         800      X                                                800

K Mart Corp             COM       482584109          8,134      16,600      X                                             16,600

Kimberly Clark Corp.    COM       49436810         368,160       6,500      X                                              6,500

Coca Cola               COM       191216100        561,132      11,700      X                                             11,700


                                                ----------
                                                 8,583,196



Liberty Media           COM       530718105        273,199      38,050      X                                             38,050
Corp A

Lear Corp.              COM       521865105        820,505      19,700      X                                             19,700

Lowes Cos.              COM       548661107      3,573,689      86,321      X                                             86,321

Medtronic Inc.          COM       585055106        305,370       7,250      X                                              7,250

Medtronic Inc.          COM       585055106         43,805       1,040                    X                                1,040

Medtronic Inc.          COM       585055106        332,748       7,900      X                                              7,900

Medtronic Inc.          COM       585055106         21,271         505                    X                                  505

Medtronic Inc.          COM       585055106         42,120       1,000      X                                              1,000

Mercury Interactive     COM       589405109         13,728         800      X                                                800

Mercury Interactive     COM       589405109         13,900         810                    X                                  810

Mercury Interactive     COM       589405109        887,172      51,700      X                                             51,700

Philip Morris Cos.      COM       718154107      1,255,102      32,348      X                                             32,348

Motorola Inc.           COM       620076109        433,760      42,609      X                                             42,609

Merck & Co.             COM       589331107      1,495,631      32,720      X                                             32,770

Merck & Co.             COM       589331107          4,571         100                    X                                  100

Merck & Co.             COM       589331107          5,714         125      X                                                125

Microsoft Corp.         COM       594918104        245,163       5,605      X                                              5,605

Nokia Corp ADR          COM       654902204         38,425       2,900      X                                              2,900

Nokia Corp ADR          COM       654902204         14,840       1,120                    X                                1,120

Nokia Corp ADR          COM       654902204         96,725       7,300      X                                              7,300
                                                ----------
                                                 9,917,437





Nokia Corp ADR          COM       654902204         10,600         800                    X                                  800

Nokia Corp ADR          COM       654902204          3,975         300      X                                                300

Nextel Communication    COM       65332V103        122,310      16,200      X                                             16,200

Oracle Systems          COM       68389X105        197,915      25,180      X                                             25,180

Pepsico                 COM       713448108         49,883       1,350                    X                                1,350

Pepsico                 COM       713448108      1,637,070      44,305      X                                             44,305

Pepsico                 COM       713448108         39,721       1,075                    X                                1,075

Pepsico                 COM       713448108         73,900       2,000      X                                              2,000

TVA 6.75%, 6/1/28       PREF      880591300        319,781      12,090      X                                             12,090
Ser D Pfd P 6/03

Pfizer Inc.             COM       71708110       1,749,674      60,292      X                                             60,292

Pfizer Inc.             COM       71708110          31,342       1,080                    X                                1,080

Pfizer Inc.             COM       71708110          78,354       2,700      X                                              2,700

Proctor & Gamble        COM       742718109        374,145       4,186      X                                              4,186

Ing Prime Rate Trust    COM       44977W106         63,720      10,800      X                                             10,800

Raytheon Co             COM       755111507        615,300      21,000      X                                             21,000

SBC Communications      COM       78387G103        200,498       9,975      X                                              9,975

Siebel Systems Inc.     COM       826170102         54,625       9,500      X                                              9,500

Siebel Systems Inc.     COM       826170102          3,450         600                    X                                  600

Siebel Systems Inc.     COM       826170102          5,750       1,000      X                                              1,000

Siebel Systems Inc.     COM       826170102          1,438         250                    X                                  250
                                                ----------
                                                 5,633,448



Schering-Plough Corp.   COM       806605101      1,041,418      48,847      X                                             48,847

Schlumberger Ltd.       COM       806857108        464,058      12,066      X                                             12,066

Schlumberger Ltd.       COM       806857108         23,076         600                    X                                  600

Schlumberger Ltd.       COM       806857108        590,746      15,360      X                                             15,360

Staples Inc.            COM       855030102      1,623,614     126,944      X                                            126,944

Liberty Intermed
Bond Fund               COM       858420300        141,537      16,250      X                                             16,250

Service Master Co.      COM       81760N109        299,720      27,624      X                                             27,624

Teva Pharm Inds ADR     COM       881624209      2,944,650      43,950      X                                             43,950

Thermo Electron Corp.   COM       883556102        191,447      11,869      X                                             11,869

TOTAL FINA ELF S.A.     COM       89151E109        414,855       6,300      X                                              6,300

T. Rowe Price
Tax-Free Income Fund    COM       779576107        127,748      12,611      X                                             12,611

Tyco International      COM       902124106          9,024         640                    X                                  640

Tyco International      COM       902124106         26,085       1,850      X                                              1,850

Tyco International      COM       902124106          8,672         615                    X                                  615

Tyco International      COM       902124106         23,265       1,650      X                                              1,650

Tyco International      COM       902124106          5,640         400                    X                                  400

Tyco International      COM       902124106        956,981      67,871      X                                             67,871

Viacom Inc. Cl B        COM       925524308      2,292,738      56,541      X                                             56,541

Verizon Comm            COM       92343V104        373,897      13,626      X                                             13,626

Verizon Comm            COM       92343V104         13,720         500                    X                                  500
                                                ----------
                                                11,572,891





Wachovia Corp. New      COM       929903102        337,263      10,317      X                                             10,317

Wells Fargo & Co.       COM       949746101         19,264         400                    X                                  400

Wells Fargo & Co.       COM       949746101        313,040       6,500      X                                              6,500

Wells Fargo & Co.       COM       949746101         24,080         500                    X                                  500

Wells Fargo & Co.       COM       949746101        120,400       2,500      X                                              2,500

Waste Management Inc.   COM       94106L109         76,956       3,300      X                                              3,300

Waste Management Inc.   COM       94106L109         37,312       1,600                    X                                1,600

Waste Management Inc.   COM       94106L109         97,944       4,200      X                                              4,200

Waste Management Inc.   COM       94106L109         17,490         750                    X                                  750

Waste Management Inc.   COM       94106L109        205,216       8,800      X                                              8,800

Wal-Mart                COM       931142103      3,928,121      79,775      X                                             79,775

Exxon Mobil Corp.       COM       30231G102      1,403,313      43,991      X                                             43,991

Exxon Mobil Corp.       COM       30231G102          6,380         200                    X                                  200

Exxon Mobil Corp.       COM       30231G102        447,493      14,028      X                                             14,028

                                                ----------
                                                 7,034,272



REPORT TOTALS                                   79,027,054
                                               ===========



